Accounting policies - Restatement of previously issued financial information (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Restatement Of Previously Issued Financial Information [Line Items]
Foreign exchange gain	£ 1,827	£ (24,517)	[1]
Net cash flows (used in)/from operating activities	(84,669)	27,552	[1]
Net decrease in cash and cash equivalents	(153,919)	(84,929)	[1]
Exchange (loss)/gain on cash and cash equivalents	(2,440)	24,588	[1]
Cash and cash equivalents at the beginning of the year	404,577	562,173
Cash and cash equivalents at the end of the period	£ 248,218	501,832
As originally reported
Restatement Of Previously Issued Financial Information [Line Items]
Foreign exchange gain		(36)
Net cash flows (used in)/from operating activities		52,033
Net decrease in cash and cash equivalents		(60,448)
Exchange (loss)/gain on cash and cash equivalents		107
Cash and cash equivalents at the beginning of the year		562,173
Cash and cash equivalents at the end of the period		501,832
Adjustment
Restatement Of Previously Issued Financial Information [Line Items]
Foreign exchange gain		(24,481)
Net cash flows (used in)/from operating activities		(24,481)
Net decrease in cash and cash equivalents		(24,481)
Exchange (loss)/gain on cash and cash equivalents		24,481
Cash and cash equivalents at the beginning of the year		0
Cash and cash equivalents at the end of the period		£ 0

[1]	See Note 2 for details of the restatement.